  Rockefeller Global Equity ETF

  Schedule of Investments

  April 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 7.8%
JPMorgan Chase & Co.	42,782	$13,400,606
Lloyds Banking Group PLC	8,252,996	11,179,764
Mitsubishi UFJ Financial Group, Inc.	587,625	10,563,413
Oversea-Chinese Banking Corp. Ltd.	716,401	12,319,251
Svenska Handelsbanken AB - Class A	393,354	5,550,467
Swedbank AB - Class A	262,035	9,167,925
		62,181,426

Consumer Discretionary Products - 0.4%
Ferrari NV	10,038	3,486,197

Consumer Staple Products - 0.6%
Haleon PLC, ADR	538,093	4,971,979

Financial Services - 5.2%
AerCap Holdings NV	89,744	12,762,494
American Express Co.	26,426	8,536,920
Experian PLC	199,867	7,303,000
Visa, Inc. - Class A	39,261	12,949,848
		41,552,262

Health Care - 4.9%
AstraZeneca PLC	31,586	5,918,269
Becton Dickinson & Co.	36,445	5,431,763
Eli Lilly & Co.	10,679	9,980,593
Intuitive Surgical, Inc.(a)	10,227	4,679,978
Lonza Group AG	9,366	5,739,003
Roche Holding AG	17,975	7,318,253
		39,067,859

Industrial Products - 13.1%
Atlas Copco AB - Class A	395,093	7,439,034
Boeing Co.(a)	46,161	10,572,254
Carrier Global Corp.	73,174	4,915,098
Epiroc AB - Class A	225,700	6,430,519
GE Aerospace	47,408	13,745,001
GE Vernova, Inc.	13,782	14,932,246
Hitachi Ltd.	241,708	7,530,190
Keyence Corp.	19,500	8,872,403
Keysight Technologies, Inc.(a)	34,704	12,143,277
Rolls-Royce Holdings PLC	354,599	5,695,402
Schneider Electric SE	17,986	5,667,042

Siemens AG	20,267	$6,004,165
		103,946,631

Industrial Services - 2.9%
RELX PLC	163,567	5,961,065
Rentokil Initial PLC	1,232,684	8,269,596
Republic Services, Inc. - Class A	41,476	8,677,608
		22,908,269

Insurance - 4.6%
AIA Group Ltd.	1,206,546	13,099,312
Allstate Corp.	38,618	8,390,147
Reinsurance Group of America, Inc.	70,202	14,844,915
		36,334,374

Materials - 3.8%
Compagnie de Saint-Gobain SA	56,783	5,171,537
Heidelberg Materials AG	33,009	7,293,127
Linde PLC	24,087	12,070,959
Shin-Etsu Chemical Co. Ltd.	125,149	5,786,859
		30,322,482

Media - 11.5%
Alphabet, Inc. - Class A	134,072	51,590,906
Meta Platforms, Inc. - Class A	40,713	24,912,692
Tencent Holdings Ltd., ADR	154,092	9,402,694
Uber Technologies, Inc.(a)	74,496	5,558,146
		91,464,438

Oil & Gas - 6.2%
Kinder Morgan, Inc.	401,784	13,206,640
Shell PLC, ADR	235,216	21,327,035
TotalEnergies SE, ADR	157,731	14,623,241
		49,156,916

Retail & Wholesale - Discretionary - 7.0%
Alibaba Group Holding Ltd., ADR	69,294	9,138,493
Amazon.com, Inc.(a)	113,094	29,976,696
AutoZone, Inc.(a)	3,283	12,160,330
MercadoLibre, Inc.(a)	2,220	3,979,639
		55,255,158

Retail & Wholesale - Staples - 0.6%
BJ's Wholesale Club Holdings, Inc.(a)	50,907	4,779,658

Software & Tech Services - 4.1%
Microsoft Corp.	79,390	32,373,654

Tech Hardware & Semiconductors - 21.8%
Advanced Micro Devices, Inc. (a)	67,020	$23,757,920
Apple, Inc.	58,445	15,859,051
Applied Materials, Inc.	40,943	16,151,604
ASML Holding NV	6,097	8,773,522
Broadcom, Inc.	30,228	12,618,074
Murata Manufacturing Co. Ltd.	326,300	10,736,114
Nintendo Co. Ltd.	166,836	8,183,966
NVIDIA Corp.	150,532	30,041,671
Samsung Electronics Co. Ltd.	168,222	25,008,732
Sony Group Corp.	344,168	6,837,018
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,183	15,122,759
		173,090,431

Telecommunications - 3.3%
AT&T, Inc.	400,034	10,452,888
KDDI Corp.	444,900	7,331,957
KT Corp., ADR	404,732	8,673,407
		26,458,252

Utilities - 1.9%
CMS Energy Corp.	114,762	8,806,836
NextEra Energy, Inc.	59,864	5,859,488
		14,666,324

TOTAL COMMON STOCKS (Cost $454,571,853)		792,016,310

TOTAL INVESTMENTS - 99.7% (Cost $454,571,853)		$792,016,310
U.S. Bank Money Market Deposit Account (MMDA) - 0.1%(b)		855,192
Other Assets in Excess of Liabilities - 0.2%		1,957,618
TOTAL NET ASSETS - 100.0%		$794,829,120

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of 04/30/2026 was 2.6%.